Note 12 - Income Tax (Details) - Deferred Income Tax Components - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Deferred income tax assets
Loss carry-forwards	$ 6,071	$ 2,674
Expenses not currently deductible	13,245	11,839
Stock-based compensation	2,420	4,044
Basis differences of partnerships and other entities	925	1,251
Allowance for doubtful accounts	2,967	2,026
Inventory and other reserves	548	1,405
	26,176	23,239
Deferred income tax liabilities
Depreciation and amortization	13,971	14,236
Prepaid and other expenses deducted for tax purposes	1,782	1,804
	15,753	16,040
Net deferred income tax asset before valuation allowance	10,423	7,199
Valuation allowance	783
Net deferred income tax asset	$ 9,640	$ 7,199